Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Period/ Year ending December 31,	Amount
2018 (period)	$52,605
2019	130,336
2020	137,908
2021	126,887
2022	115,917
2023 and thereafter	889,151
Total	$1,452,804

Management Fees
Period/ Year ending December 31,	Amount
2018	3,200
2019	6,537
2020	6,752
Total	$16,489